UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005
                                                ------------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SC-BVI Partners
            ---------------------
Address:    747 Third Avenue
            ---------------------
            27th Floor
            ---------------------
            New York, NY  10017
            ---------------------

Form 13F File Number:  028-10394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Neil H. Koffler
            ----------------------------------
Title:      Vice President of Managing Partner
            ----------------------------------
Phone:      (212)888-9100
            ----------------------------------

Signature, Place, and Date of Signing:

 /s/ Neil H. Koffler            New York, NY           November 14, 2005
-----------------------      ------------------       -------------------
     [Signature]                [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                            -------------

Form 13F Information Table Entry Total:           93
                                            -------------

Form 13F Information Table Value Total:       $49,924
                                            -------------
                                             (thousands)


List of Other Included Managers:
                                  NONE

                                 SC-BVI Partners
                                    FORM 13F
                      FOR QUARTER ENDED September 30, 2005


                                                                                                                   ITEM 5:
                                        ITEM 2:                           ITEM 3:            ITEM 4:              Shares or
           ITEM 1:                     Title of                           Cusip                Fair               Principal
       Name of Issuer                   Class                             Number           Market Value            Amount
------------------------------------------------------------------------------------------------------------------------------------
Aldabra Acquisition Corp                Common                           01407F103             247,379            47,300 SH
Andiana Minerals Inc                    Common                           034219105                 956             2,365 SH
Arawak Energy Corp                      Common                           038743100             143,143           104,020 SH
Arizona Star Resources Corp             Common                           04059G106           1,403,421           354,730 SH
Atlantic Coast Airline                  Common                           34407T104              55,901           215,005 SH
Atlantic Express Transportation Corp.   Common                           04853E117             300,639             3,010 Warrant
Auspex System Inc                       Common                           052116100               2,079           159,960 SH
Austral Pacific Energy Ltd              Common                           052526100             132,510            64,500 SH
Bankers Petroleum Ltd                   Common                           066286105             171,975           107,503 SH
Baycorp Holdings Ltd.                   Common                           072728108             351,035            25,623 Warrant
Bear Ridge Resouces                     Common                           073841108              21,512             5,200 SH
Berkeley Technology Inc.                Sponsored ADR                    08437M107             259,868           207,894 SH
C1 Energy Ltd                           Common                           126174105           1,765,132           651,530 SH
Cadus Pharmaceutical Corp               Common                           127639102             470,560           290,469 SH
Canargo Energy Corp                     Common                           137225108             406,331           214,990 SH
Candax Energy Inc                       Common                           13740F104              42,160            86,000 SH
Canyon Resources Corp.                  Common                           138869300             142,400           210,928 SH
Canyon Resources Corp.                  Common                           138869300                   0            75,000 Warrant
Centrex Inc.                            Common                           15640E103                  97           107,500 SH
CGX Energy Inc                          Common                           125405100              41,644           143,600 SH
Chaus Bernard                           Common                           162510200             258,080           258,080 SH
Chief Consolidated Mining Co.           Common                           168628105              22,658           226,580 SH
Cinch Energy                            Common                           17185X108           1,353,574           430,000 SH
Claude Resources Inc                    Common                           182873109             796,057           881,500 SH
Comsys IT Partners Inc.                 Common                           20581E104             480,232            39,331 SH
Concord Camera Corp                     Common                           206156101             441,854           322,521 SH
Cordero Energy Inc                      Common                           21851R106             115,840            21,550 SH
Courtside Acquistion                    Common                           22274N102             884,080           172,000 SH
Crystlex Inc                            Common                           22942F101             843,875           537,500 SH
Defiant Resources Corp                  Common                           24477C107             686,762           172,090 SH
Del Glbl Technologies Corp.             Common                           245073101             266,200           106,480 SH
Dundee Precious Metals Inc              Common                           265269209             673,112            86,003 SH
Dynatec Corp                            Common                           267934107           1,207,334           888,460 SH
Empire Energy Corp.                     Common                           291645208               2,308            11,718 SH
Endocare Inc.                           Common                           26264P104           2,410,688           741,750 SH
ESG Re Ltd.                             Common                           000G312151              7,033           703,280 SH
European Goldfields Ltd                 Common                           298774100             861,011           535,346 SH
Fortress America Acq                    Common                           34957J100             888,552           176,300 SH
Fortress America Acq - warrants         WARRANT                          34957J118              61,920           123,840 SH
Gabriel Resources                       Common                           361970106             429,001           215,000 SH
George Foreman Enterprises Inc          Common                           372481101              98,932            21,507 SH
Grand Banks Energy Corp                 Common                           38522T105              73,966            43,000 SH
Highview Resources Ltd                  Common                           43123G106              45,323           184,900 SH
HSE Integrated Ltd                      Common                           404290108             162,725            68,800 SH
Industrias Bachoco                      Common                           456463108           1,280,556            59,039 Rights
Juina Mining Corp                       Common                           48131Q202               3,225           215,000 SH
Juniper Partners Acq - unit B           Common                           48203X408             239,873            23,540 SH
KBL Healthcare Acquisition              Common                           48241R108             332,175            64,500 Warrant
Ladenburg Thalmann Financial            Common                           50575Q102               5,977             9,798 SH
Lakeland Industries                     Common                           511795106              18,051             1,021 SH
Liberty Homes Inc.                      Common - Class A                 530582204             132,440            18,920 Warrant
Liberty Homes Inc.                      Common - Class B                 530582303              60,200             8,600 SH
Loon Energy Inc                         Common                           543921100             714,605           977,495 SH
M & F Worldwide Corp                    Common                           552541104           2,484,035           159,745 SH
Mairs Holding Inc                       Common                           560635104           1,157,651           198,568 SH
MDU Communication Int'l Inc             Common                           582828109                 945             8,600 Warrant
MDU Communication Int'l Inc             Common                           582828109           2,111,472         1,199,700 SH
Mediterranean Minerals Corp             Common                           58501P106               5,318           154,585 SH
Metallica Resources Inc                 Common                           59125J104             166,423           107,500 SH
Molex Inc.                              Common - Class A                 6058554200          3,040,208           118,250 SH
Mutual Risk Mgmt Ltd.                   Common                           628351108              38,004         1,310,468 SH
Nevada Pacific Gold                     Common                           641398102              72,006           141,900 SH

Nevsun Resources Ltd                    Common                           64156L101             236,564           111,810 SH
Next Inc.                               Common                           65336T104             107,846           104,705 SH
Oakmont Acquisition Corp                Common                           68831P106             915,040           172,000 SH
Oakwood Homes                           Common                           674098207                 881            22,016 SH
Pacific NorthWest Capital               Common                           694916107              35,661           142,975 SH
Petrobank Energy & Resources            Common                           71645P106             920,035           107,510 SH
Petrofalcon Corp                        Common                           716474101           1,676,779           819,156 SH
Pricesmart rights                       Common Stock Purchase Rights     741511117              18,788            31,314 SH
Scpie Holding Inc                       Common                           78402P104           3,707,890           259,293 SH
Services Acquisition Corp               Common                           817628100           1,339,450           188,125 SH
Silk Road Resources                     Common                           827101106              28,995            68,800 SH
Simon Worldwide Inc.                    Common                           828815100              34,830           129,000 SH
St. Andrews Goldfields Ltd.             Common                           787188108                   0           537,500 Warrant
Starrett Co                             Common - Class A                 855668109              86,423             4,720 SH
Stone & Webster                         Common                           861572105              10,383            51,913 SH
Streettracks Gold Trust                 Common                           863307104           1,305,265            27,950 SH
TAC Acquisition Corp                    Common                           873392104           2,264,869           423,340 SH
TAC Acquisition Corp - warrants         Common                           873392112             135,278           281,830 SH
Tag Oil Ltd                             Common                           87377N101             143,789           129,000 SH
Tahera Ltd.                             Common                           873787105              10,663            55,470 Warrant
Tengasco Inc                            Common                           88033R205           1,425,444         2,909,070 SH
Terra Nova Acquisition Corp             Common                           88101E102             159,960            32,250 SH
Terra Nova Gold Corp                    Common                           88100T100               1,398            18,060 SH
Truestar Petroleum Corp                 Common                           897867107              64,779           188,297 SH
Tusk Energy Corp                        Common                           900891102           1,497,124           359,650 SH
TXU Europe Capital I                    Preferred                        87316S203             473,642            75,541 SH
Verenex Energy                          Common                           923401103             170,082            42,990 SH
Veteran Resources                       Common                           92549V106             277,372           215,000 SH
Waveform Energy  Ltd                    Common                           94353V107              99,854            32,250 SH
West Energy Ltd                         Common                           952696102           1,370,216           196,500 SH
White Fire Energy Ltd                   Common                           963804109             511,509           183,559 SH

                             ** TABLE CONTINUED **

                                 SC-BVI Partners
                                    FORM 13F
                      FOR QUARTER ENDED September 30, 2005


                                                        ITEM 6:                                                ITEM 8:
                                                 INVESTMENT DISCRETION                                 VOTING AUTHORITY SHARES
                                                        (b) Shares                   ITEM 7:
           ITEM 1:                                      as Defined    (c) Shared    Managers
       Name of Issuer                       (a) Sole    in Instr. V       Other    See Instr. V   (a) Sole     (b) Shared  (c) None
------------------------------------------------------------------------------------------------------------------------------------
Aldabra Acquisition Corp                    47,300         --             --           --            47,300        --          --
Andiana Minerals Inc                         2,365         --             --           --             2,365        --          --
Arawak Energy Corp                         104,020         --             --           --           104,020        --          --
Arizona Star Resources Corp                354,730         --             --           --           354,730        --          --
Atlantic Coast Airline                     215,005         --             --           --           215,005        --          --
Atlantic Express Transportation Corp.        3,010         --             --           --             3,010        --          --
Auspex System Inc                          159,960         --             --           --           159,960        --          --
Austral Pacific Energy Ltd                  64,500         --             --           --            64,500        --          --
Bankers Petroleum Ltd                      107,503         --             --           --           107,503        --          --
Baycorp Holdings Ltd.                       25,623         --             --           --            25,623        --          --
Bear Ridge Resouces                          5,200         --             --           --             5,200        --          --
Berkeley Technology Inc.                   207,894         --             --           --           207,894        --          --
C1 Energy Ltd                              651,530         --             --           --           651,530        --          --
Cadus Pharmaceutical Corp                  290,469         --             --           --           290,469        --          --
Canargo Energy Corp                        214,990         --             --           --           214,990        --          --
Candax Energy Inc                           86,000         --             --           --            86,000        --          --
Canyon Resources Corp.                     210,928         --             --           --           210,928        --          --
Canyon Resources Corp.                      75,000         --             --           --            75,000        --          --
Centrex Inc.                               107,500         --             --           --           107,500        --          --
CGX Energy Inc                             143,600         --             --           --           143,600        --          --
Chaus Bernard                              258,080         --             --           --           258,080        --          --
Chief Consolidated Mining Co.              226,580         --             --           --           226,580        --          --
Cinch Energy                               430,000         --             --           --           430,000        --          --
Claude Resources Inc                       881,500         --             --           --           881,500        --          --
Comsys IT Partners Inc.                     39,331         --             --           --            39,331        --          --
Concord Camera Corp                        322,521         --             --           --           322,521        --          --
Cordero Energy Inc                          21,550         --             --           --            21,550        --          --
Courtside Acquistion                       172,000         --             --           --           172,000        --          --
Crystlex Inc                               537,500         --             --           --           537,500        --          --
Defiant Resources Corp                     172,090         --             --           --           172,090        --          --
Del Glbl Technologies Corp.                106,480         --             --           --           106,480        --          --
Dundee Precious Metals Inc                  86,003         --             --           --            86,003        --          --
Dynatec Corp                               888,460         --             --           --           888,460        --          --
Empire Energy Corp.                         11,718         --             --           --            11,718        --          --
Endocare Inc.                              741,750         --             --           --           741,750        --          --
ESG Re Ltd.                                703,280         --             --           --           703,280        --          --
European Goldfields Ltd                    535,346         --             --           --           535,346        --          --
Fortress America Acq                       176,300         --             --           --           176,300        --          --
Fortress America Acq - warrants            123,840         --             --           --           123,840        --          --
Gabriel Resources                          215,000         --             --           --           215,000        --          --
George Foreman Enterprises Inc              21,507         --             --           --            21,507        --          --
Grand Banks Energy Corp                     43,000         --             --           --            43,000        --          --
Highview Resources Ltd                     184,900         --             --           --           184,900        --          --
HSE Integrated Ltd                          68,800         --             --           --            68,800        --          --
Industrias Bachoco                          59,039         --             --           --            59,039        --          --
Juina Mining Corp                          215,000         --             --           --           215,000        --          --
Juniper Partners Acq - unit B               23,540         --             --           --            23,540        --          --
KBL Healthcare Acquisition                  64,500         --             --           --            64,500        --          --
Ladenburg Thalmann Financial                 9,798         --             --           --             9,798        --          --
Lakeland Industries                          1,021         --             --           --             1,021        --          --
Liberty Homes Inc.                          18,920         --             --           --            18,920        --          --
Liberty Homes Inc.                           8,600         --             --           --             8,600        --          --
Loon Energy Inc                            977,495         --             --           --           977,495        --          --
M & F Worldwide Corp                       159,745         --             --           --           159,745        --          --
Mairs Holding Inc                          198,568         --             --           --           198,568        --          --
MDU Communication Int'l Inc                  8,600         --             --           --             8,600        --          --
MDU Communication Int'l Inc              1,199,700         --             --           --         1,199,700        --          --
Mediterranean Minerals Corp                154,585         --             --           --           154,585        --          --
Metallica Resources Inc                    107,500         --             --           --           107,500        --          --
Molex Inc.                                 118,250         --             --           --           118,250        --          --
Mutual Risk Mgmt Ltd.                    1,310,468         --             --           --         1,310,468        --          --
Nevada Pacific Gold                        141,900         --             --           --           141,900        --          --

Nevsun Resources Ltd                       111,810         --             --           --           111,810        --          --
Next Inc.                                  104,705         --             --           --           104,705        --          --
Oakmont Acquisition Corp                   172,000         --             --           --           172,000        --          --
Oakwood Homes                               22,016         --             --           --            22,016        --          --
Pacific NorthWest Capital                  142,975         --             --           --           142,975        --          --
Petrobank Energy & Resources               107,510         --             --           --           107,510        --          --
Petrofalcon Corp                           819,156         --             --           --           819,156        --          --
Pricesmart rights                           31,314         --             --           --            31,314        --          --
Scpie Holding Inc                          259,293         --             --           --           259,293        --          --
Services Acquisition Corp                  188,125         --             --           --           188,125        --          --
Silk Road Resources                         68,800         --             --           --            68,800        --          --
Simon Worldwide Inc.                       129,000         --             --           --           129,000        --          --
St. Andrews Goldfields Ltd.                537,500         --             --           --           537,500        --          --
Starrett Co                                  4,720         --             --           --             4,720        --          --
Stone & Webster                             51,913         --             --           --            51,913        --          --
Streettracks Gold Trust                     27,950         --             --           --            27,950        --          --
TAC Acquisition Corp                       423,340         --             --           --           423,340        --          --
TAC Acquisition Corp - warrants            281,830         --             --           --           281,830        --          --
Tag Oil Ltd                                129,000         --             --           --           129,000        --          --
Tahera Ltd.                                 55,470         --             --           --            55,470        --          --
Tengasco Inc                             2,909,070         --             --           --         2,909,070        --          --
Terra Nova Acquisition Corp                 32,250         --             --           --            32,250        --          --
Terra Nova Gold Corp                        18,060         --             --           --            18,060        --          --
Truestar Petroleum Corp                    188,297         --             --           --           188,297        --          --
Tusk Energy Corp                           359,650         --             --           --           359,650        --          --
TXU Europe Capital I                        75,541         --             --           --            75,541        --          --
Verenex Energy                              42,990         --             --           --            42,990        --          --
Veteran Resources                          215,000         --             --           --           215,000        --          --
Waveform Energy  Ltd                        32,250         --             --           --            32,250        --          --
West Energy Ltd                            196,500         --             --           --           196,500        --          --
White Fire Energy Ltd                      183,559         --             --           --           183,559        --          --

                              ** TABLE COMPLETE **